Repossessed Assets Acquired In Settlement Of Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, beginning of year	$ 722,442	$ 1,115,671	$ 2,721,214
Additions	832,800	435,550	580,748
Sales	(855,502)	(772,779)	(2,028,170)
Write-downs	(22,000)	(56,000)	(158,121)
Balance, end of year	$ 677,740	$ 722,442	$ 1,115,671